Income Taxes (Details) - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Parentheticals)	12 Months Ended
Dec. 31, 2023
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Income tax expense computed at an applicable tax rate	25.00%